Cover	Sep. 21, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 21, 2026
Entity Registrant Name	MAGNITE, INC.
Title of 12(b) Security	Common stock, par value $0.00001 per share
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36384
Entity Tax Identification Number	20-8881738
Entity Address, Address Line One	1250 Broadway,
Entity Address, Address Line Two	9th Floor
Entity Address, Postal Zip Code	10001
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
City Area Code	212
Local Phone Number	243-2769
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	MGNI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001595974
Amendment Flag	false